Shareholder Report, Line Graph (Details) 191186_Congress Mid Cap Growth Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Institutional Class
Account Value [Line Items]
Accumulated Value	$ 251,018	$ 204,814	$ 201,645	$ 281,527	$ 184,909	$ 155,185	$ 129,477	$ 128,049	$ 103,852	$ 100,000	$ 252,024
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	322,725	233,830	212,297	248,623	173,967	158,569	138,699	129,207	104,509	100,000	$ 391,957
Russell Midcap Growth Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap Growth Total Return
Accumulated Value	$ 275,216	$ 198,468	$ 192,035	$ 270,243	$ 193,825	$ 160,005	$ 134,536	$ 126,754	$ 100,403	$ 100,000	$ 329,140